Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Schedule of Other Assets
	2019	2018
Intangible assets (a)	$94.0	$112.0
Deferred dry-dock (b)	41.3	36.7
Deferred financing fees (c)	—	17.3
Restricted cash	—	14.1
Other	37.8	24.8
Other assets	$173.1	$204.9

(a)	Intangible assets

Intangible assets are primarily comprised of the acquisition date fair value of time charter contracts acquired. During the year ended December 31, 2019, the Company recorded $17,171,000 (2018 - $16,269,000) of amortization expense related to acquired contracts.

Future amortization expense related to the acquired time charter contracts is as follows:

2020	$19.2
2021	17.7
2022	16.1
2023	12.4
2024	9.7
Thereafter	15.6
$90.7

(b)	Deferred dry-dock

During the years ended December 31, 2019 and 2018, changes in deferred dry-dock were as follows:

Dry-docking
December 31, 2017	$42.5
Costs incurred	10.8
Amortization expensed (1)	(16.6)
December 31, 2018	36.7
Costs incurred	23.5
Amortization expensed (1)	(18.9)
December 31, 2019	$41.3

(1)	Amortization of dry-docking costs is included in depreciation and amortization.
(c)	Deferred financing fees

Initial direct costs related to the Company’s vessel sale-leaseback transactions under operating lease arrangements were reclassified from other assets to right-of-use assets upon adoption of ASU 2016-02 (note 2(s)) as of January 1, 2019.

During the year ended December 31, 2018, changes in deferred financing fees were due to amortization expense.